INCOME TAXES	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

NOTE 6. INCOME TAXES

Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates is as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	5	5	4
U.S. tax on repatriation of foreign earnings	1	2	―
Income tax restructuring related to IEnova stock offerings	―	―	4
State income taxes, net of federal income tax benefit	1	―	1
Utility repairs expenditures	(5)	(5)	(5)
Tax credits	(4)	(4)	(3)
Self-developed software expenditures	(3)	(3)	(3)
Resolution of prior years’ income tax items	(3)	(1)	(3)
Non-U.S. earnings taxed at lower statutory income tax rates	(2)	(2)	(3)
Allowance for equity funds used during construction	(2)	(2)	(1)
Foreign exchange and inflation effects	(2)	(2)	―
International tax reform	―	(1)	1
Other, net	(1)	(2)	(1)
Effective income tax rate	20%	20%	26%
SDG&E:
U.S. federal statutory income tax rate	35%	35%	35%
State income taxes, net of federal income tax benefit	5	5	3
Depreciation	4	4	5
SONGS tax regulatory asset write-off	―	2	―
Repairs expenditures	(4)	(4)	(4)
Self-developed software expenditures	(3)	(3)	(3)
Allowance for equity funds used during construction	(2)	(2)	(2)
Resolution of prior years’ income tax items	(2)	(2)	(1)
Variable interest entity	(1)	(1)	(1)
Other, net	―	―	(1)
Effective income tax rate	32%	34%	31%
SoCalGas:
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	8	8	6
State income taxes, net of federal income tax benefit	4	4	4
Repairs expenditures	(10)	(9)	(9)
Self-developed software expenditures	(6)	(5)	(6)
Resolution of prior years’ income tax items	(3)	(2)	(5)
Allowance for equity funds used during construction	(2)	(2)	(1)
Other, net	(1)	―	―
Effective income tax rate	25%	29%	24%

In 2015, 2014 and 2013, non-U.S. earnings taxed at lower statutory income tax rates than the U.S. are primarily related to operations in Mexico, Chile and Peru.

Foreign exchange and inflation effects for Sempra Energy Consolidated in 2015 and 2014 are primarily due to significant devaluation of the Mexican peso against the U.S. dollar.

In 2014, our effective income tax rate was affected by a $25 million state tax benefit due to the release of Louisiana state valuation allowance against a deferred tax asset associated with Cameron LNG developments. This benefit is included in “State Income Taxes, Net of Federal Income Tax Benefit” in the Sempra Energy Consolidated table above.

In addition, the effective income tax rates for Sempra Energy Consolidated and SDG&E were impacted in 2014 by a $17 million charge to reduce certain tax regulatory assets attributed to SDG&E’s investment in SONGS that we discuss in Note 13. This charge is included in “Resolution of Prior Years’ Income Tax Items” in the Sempra Energy Consolidated table above.

Furthermore, our effective income tax rate was affected by international tax reform in both Peru and Chile in 2014 and in Mexico in 2013.

In 2013, our effective income tax rate was affected by $63 million of income tax expense recorded in the first quarter of 2013 resulting from a corporate reorganization in connection with the IEnova stock offerings.

Consolidated results for Sempra Energy Consolidated and SDG&E include Otay Mesa VIE’s pretax earnings, which impacts Sempra Energy Consolidated’s and SDG&E’s effective income tax rates. For 2015, 2014 and 2013, the impacts on Sempra Energy Consolidated’s and SDG&E’s effective income tax rates were not material. We discuss Otay Mesa VIE further in Note 1.

Utility repairs expenditures significantly affecting the effective income tax rates for Sempra Energy Consolidated, SDG&E and SoCalGas in 2015, 2014 and 2013 are due to a change in 2012 in the income tax treatment of certain repairs that are capitalized for financial statement purposes. The change in income tax treatment of certain repairs for electric transmission and distribution assets, which applied to SDG&E, was made pursuant to an Internal Revenue Service (IRS) Revenue Procedure providing a safe harbor for deducting certain repairs expenditures from taxable income when incurred for tax years beginning on or after January 1, 2011. The change in income tax treatment of certain repairs expenditures for gas plant assets, which applied to SoCalGas, was made pursuant to an IRS Revenue Procedure, which allows, under an Internal Revenue Code section, such expenditures to be deducted from taxable income when incurred.

For SDG&E and SoCalGas, the CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which impacts the current effective income tax rate. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

  repairs expenditures related to a certain portion of utility plant fixed assets the equity portion of AFUDC
  a portion of the cost of removal of utility plant assets
  utility self-developed software expenditures
  depreciation on a certain portion of utility plant assets
  state income taxes

The AFUDC related to equity recorded for regulated construction projects at Sempra Mexico has similar flow-through treatment.

We use the deferral method for investment tax credits (ITC). For certain solar and wind generating assets placed into service during 2012, we elected to seek cash grants rather than ITC for which the projects also qualify. Accordingly, cash grant accounting was applied. Grant accounting for cash grants is very similar to the deferral method of accounting for ITC, the primary difference being the recording of a cash grant receivable instead of an income tax receivable.

Under the deferral method of accounting for ITC and under grant accounting for cash grants, we record a deferred income tax benefit on day one, which is reflected in income tax expense, by recording a deferred income tax asset during the year the renewable energy assets are placed in service. This deferred income tax asset results from the day-one difference in the income tax basis and financial statement basis of the renewable energy assets, referred to as the day-one basis difference. The financial statement basis of the assets is reduced by 100 percent of the ITC or grant expected; U.S. federal income tax basis is reduced by only 50 percent for both ITC and grants; and state income tax basis is reduced by 50 percent for grants and not at all for ITC.

Conversion of ITC to cash is generally dependent on reducing income tax payments and thus the existence of a U.S. federal net operating loss (NOL) carryforward can result in delaying this conversion.

The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy Consolidated are as follows:

GEOGRAPHIC COMPONENTS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
U.S.	$1,189	$1,014	$941
Non-U.S.	515	510	489
Total	$1,704	$1,524	$1,430

The components of income tax expense are as follows:

INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Current:
U.S. federal	$3	$(10)	$(70)
U.S. state	(24)	(7)	(5)
Non-U.S.	123	171	107
Total	102	154	32
Deferred:
U.S. federal	242	237	275
U.S. state	34	4	15
Non-U.S.	(32)	(91)	48
Total	244	150	338
Deferred investment tax credits	(5)	(4)	(4)
Total income tax expense	$341	$300	$366
SDG&E:
Current:
U.S. federal	$12	$(5)	$9
U.S. state	77	52	11
Total	89	47	20
Deferred:
U.S. federal	233	220	149
U.S. state	(35)	5	24
Total	198	225	173
Deferred investment tax credits	(3)	(2)	(2)
Total income tax expense	$284	$270	$191
SoCalGas:
Current:
U.S. federal	$(1)	$2	$4
U.S. state	12	7	(5)
Total	11	9	(1)
Deferred:
U.S. federal	122	117	103
U.S. state	7	15	16
Total	129	132	119
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$138	$139	$116

We show the components of deferred income taxes at December 31 for Sempra Energy Consolidated, SDG&E and SoCalGas in the tables below:

DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2015	2014
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$4,487	$4,074
Regulatory balancing accounts	745	915
Property taxes	61	57
Differences in financial and tax bases of partnership interests(1)	796	650
Other deferred income tax liabilities	100	53
Total deferred income tax liabilities	6,189	5,749
Deferred income tax assets:
Tax credits	381	276
Net operating losses	1,856	1,908
Compensation-related items	252	244
Postretirement benefits	446	433
Other deferred income tax assets	179	156
Litigation and other accruals not yet deductible	72	73
Deferred income tax assets before valuation allowances	3,186	3,090
Less: valuation allowances	34	39
Total deferred income tax assets	3,152	3,051
Net deferred income tax liability(2)	$3,037	$2,698
(1)	Amounts primarily represent differences in financial and tax bases of depreciable and amortizable assets within our partnerships.
(2)	At December 31, 2015, the net deferred income tax liability includes $120 million recorded as a noncurrent asset in Sundry on the Consolidated Balance Sheet.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2015	2014	2015	2014
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$2,392	$2,181	$1,473	$1,194
Regulatory balancing accounts	234	441	515	481
Property taxes	42	39	20	18
Other	5	5	5	10
Total deferred income tax liabilities	2,673	2,666	2,013	1,703
Deferred income tax assets:
Net operating losses	―	297	110	64
Postretirement benefits	90	85	268	261
Compensation-related items	11	8	42	40
State income taxes	46	27	13	11
Litigation and other accruals not yet deductible	36	39	20	23
Other	18	36	28	39
Total deferred income tax assets	201	492	481	438
Net deferred income tax liability	$2,472	$2,174	$1,532	$1,265

At December 31, 2015, Sempra Energy’s U.S. subsidiaries had $4.9 billion of unused U.S. federal consolidated NOLs that will begin to expire in 2031, $279 million of unused U.S. federal consolidated general business tax credits that will begin to expire in 2032 and $58 million of unused foreign tax credits that will begin to expire in 2024. Included in the NOL amount is $265 million of excess tax deductions related to employee stock expense for which a benefit will be recorded to additional paid in capital when realized. When assessing whether a tax benefit relating to employee stock expense has been realized, we follow the tax law ordering method, under which current year share-based compensation deductions are assumed to be utilized before net operating loss carryforwards and other tax attributes. We have recorded deferred income tax benefits on these NOLs and tax credits, in total, because we currently believe they will be realized on a more-likely-than-not basis.

At December 31, 2015, SoCalGas had $363 million of unused U.S. federal NOLs which begin to expire in 2032 and $7 million of unused U.S. federal general business tax credits which begin to expire in 2031. We have recorded deferred income tax benefits on these NOLs and tax credits, in total, because we currently believe they will be realized on a more-likely-than-not basis.

At December 31, 2015, Sempra Energy’s U.S. subsidiaries had $2.8 billion of unused U.S. state NOLs, primarily in Alabama, California and Louisiana. These U.S. state NOLs expire between 2016 and 2035. Included in the NOL amount is $222 million of excess tax deductions related to employee stock expense for which a benefit will be recorded to additional paid in capital when realized. Sempra Energy’s U.S. subsidiaries also had $44 million of unused U.S. state general business tax credits that begin to expire in 2016. We have not recorded deferred income tax benefits on a portion of Sempra Energy’s total U.S. state NOLs and tax credits because we currently believe they will not be realized on a more-likely-than-not basis, as discussed below.

At December 31, 2015, Sempra Energy’s non-U.S. subsidiaries had $468 million of unused NOLs available to utilize in the future to reduce Sempra Energy’s future non-U.S. income tax expense related to our companies in Mexico and the Netherlands. The carryforward periods for our non-U.S. unused NOLs expire between 2016 and 2025. We have not recorded deferred income tax benefits on a portion of Sempra Energy’s total non-U.S. NOLs because we currently believe they will not be realized on a more-likely-than-not basis, as discussed below.

At December 31, 2015, Sempra Energy recorded a valuation allowance against a portion of its total deferred income tax assets, as shown above in the “Deferred Income Taxes for Sempra Energy Consolidated” table. A valuation allowance is recorded when, based on more-likely-than-not criteria, negative evidence outweighs positive evidence with regard to our ability to realize a deferred income tax asset in the future. Of the valuation allowances recorded to date, the negative evidence outweighs the positive evidence primarily due to cumulative pretax losses in various U.S. state and non-U.S. jurisdictions resulting in a deferred income tax asset related to NOLs, as discussed above, that we currently do not believe will be realized on a more-likely-than-not basis. Of Sempra Energy’s total valuation allowance of $34 million at December 31, 2015, $6 million is related to non-U.S. NOLs and $28 million to U.S. state NOLs and tax credits. Of Sempra Energy’s total valuation allowance of $39 million at December 31, 2014, $8 million is related to non U.S. NOLs and $31 million to U.S. state NOLs. The total valuation allowance decreased in 2015 primarily due to release of a valuation allowance against a state capital loss deferred tax asset. Sempra Natural Gas and its project partners are currently developing a natural gas liquefaction export facility at the Cameron LNG terminal in Louisiana. In 2014, we released $25 million of Louisiana state valuation allowance against a deferred tax asset associated with Cameron LNG developments.

At December 31, 2015, Sempra Energy had not recognized a U.S. deferred income tax liability related to a $3.9 billion basis difference between its financial statement and income tax investment amount in its non-U.S. subsidiaries and non-U.S. corporate joint ventures. This basis difference consists of cumulative undistributed earnings that we expect to reinvest indefinitely outside of the U.S. These cumulative undistributed earnings have previously been reinvested or will be reinvested in active non-U.S. operations, thus we do not intend to use these earnings as a source of funding for U.S. operations. It is not practical to determine the hypothetical unrecognized amount of U.S. deferred income taxes that might be payable if the cumulative undistributed earnings were eventually distributed or the investments were sold.

Following is a summary of unrecognized income tax benefits:

SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated:
Total	$87	$117	$90
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(83)	$(114)	$(86)
increase the effective tax rate(1)	32	21	19
SDG&E:
Total	$20	$14	$17
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(16)	$(11)	$(14)
increase the effective tax rate(1)	11	6	11
SoCalGas:
Total	$27	$19	$13
Of the total, amounts related to tax positions that,
if recognized in future years, would
decrease the effective tax rate(1)	$(27)	$(19)	$(13)
increase the effective tax rate(1)	21	15	8
(1)	Includes temporary book and tax differences that are treated as flow-through for ratemaking purposes, as discussed above.

Following is a reconciliation of the changes in unrecognized income tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2015	2014	2013
Sempra Energy Consolidated:
Balance as of January 1	$117	$90	$82
Increase in prior period tax positions	10	37	26
Decrease in prior period tax positions	―	―	(24)
Increase in current period tax positions	8	5	7
Settlements with taxing authorities	(48)	(15)	(1)
Balance as of December 31	$87	$117	$90
SDG&E:
Balance as of January 1	$14	$17	$12
Increase in prior period tax positions	5	2	7
Decrease in prior period tax positions	―	―	(4)
Increase in current period tax positions	2	―	2
Settlements with taxing authorities	(1)	(5)	―
Balance as of December 31	$20	$14	$17
SoCalGas:
Balance as of January 1	$19	$13	$5
Increase in prior period tax positions	2	2	4
Increase in current period tax positions	6	4	5
Settlements with taxing authorities	―	―	(1)
Balance as of December 31	$27	$19	$13

It is reasonably possible that within the next 12 months, unrecognized income tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2015	2014		2013
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments	$(2)	$	―		$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities	(32)		(61)		(63)
	$(34)		$(61)		$(70)
SDG&E:
Expiration of statutes of limitations on tax assessments	$(1)	$	―	$	―
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	(8)		(9)		(14)
	$(9)		$(9)		$(14)
SoCalGas:
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities	$(22)		$(15)		$(11)

Amounts accrued for interest and penalties associated with unrecognized income tax benefits are included in income tax expense on the Consolidated Statements of Operations. We summarize the amounts accrued at December 31 on the Consolidated Balance Sheets for interest and penalties associated with unrecognized income tax benefits and the related expense in the table below.

INTEREST AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Interest and penalties						Accrued interest and penalties
	Years ended December 31,						December 31,
	2015		2014		2013		2015		2014
Sempra Energy Consolidated:
Interest (income) expense		$(2)		$(4)		$1		$1	$	―
Penalties		―		(3)		―		―		―
SDG&E:
Interest income	$	―		$(1)	$	―	$	―	$	―
SoCalGas:
Interest income	$	―	$	―		$(1)	$	―	$	―

Penalties accrued and expensed at SDG&E and SoCalGas in all periods presented were zero or negligible.

INCOME TAX AUDITS

Sempra Energy is subject to U.S. federal income tax as well as income tax of multiple state and non-U.S. jurisdictions. We remain subject to examination for U.S. federal tax years after 2010. We are subject to examination by major state tax jurisdictions for tax years after 2008. Certain major non-U.S. income tax returns for tax years 2008 through the present are open to examination.

In addition, we filed federal refund claims for the 2009 and 2010 tax years during 2015; however, no additional tax may be assessed by the IRS for pre-2011 tax years. We have also filed state refund claims for tax years back to 2006. The pre-2009 tax years for our major state tax jurisdictions are closed to new issues, therefore, no additional tax may be assessed by the taxing authorities for these tax years.

SDG&E and SoCalGas are subject to U.S. federal income tax as well as income tax of state jurisdictions. They remain subject to examination for U.S. federal tax years after 2010 and by state tax jurisdictions for tax years after 2008.